Note 6 - Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment Gross	$ 2,169,541	$ 2,256,352
Less: Accumulated depreciation	(1,821,953)	(1,788,779)
Property, Plant, and Equipment Gross	347,588	467,573
Office Equipment [Member]
Property, Plant, and Equipment Gross	170,350	252,961
Leasehold Improvements [Member]
Property, Plant, and Equipment Gross	306,961	306,961
Laboratory Equipment [Member]
Property, Plant, and Equipment Gross	$ 1,692,230	$ 1,696,430